Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Beginning balance	4,902,818	4,798,677	5,408,222
Granted	842,273	989,449	1,038,327
Exercised	(890,236)	(430,340)	(1,237,015)
Cancelled	(504,224)	(454,968)	(410,857)
Ending balance	4,350,631	4,902,818	4,798,677
Vested and exercisable at end of period	2,256,098
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	4,902,818	4,798,677	5,408,222
Granted	842,273	989,449	1,038,327
Exercised	(890,236)	(430,340)	(1,237,015)
Cancelled	(504,224)	(454,968)	(410,857)
Ending Balance	4,350,631	4,902,818	4,798,677
Vested and exercisable at end of period	2,256,098
Weighted Average Exercise Price
Beginning balance	21.87	21.71	18.99
Granted	22.01	19.66	24.34
Exercised	14.62	10.84	10.64
Cancelled	25.14	25.77	25.86
Ending balance	23.01	21.87	21.71
Vested and exercisable at end of period	23.54
Weighted Average Grant Date Fair Value
Beginning balance	8.61	8.47	7.60
Granted	9.59	8.20	9.08
Exercised	6.16	4.80	4.69
Cancelled	9.76	9.87	9.91
Ending Balance	9.17	8.61	8.47
Vested and exercisable at end of period	9.07